Employment benefit plan	12 Months Ended
Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Employment benefit plan

34. Employment benefit plan

	March 31,
	2023	2024
Defined benefit obligation	71,277	71,459
Liability for compensated absences	25,487	25,706
Total liability	96,766	97,155

Net Unfunded liability	71,277	71,449

The Group’s gratuity scheme for its employees in India, is a defined benefit plan. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salary and the years of employment with the Group. The benefit plan is partially funded. The following table sets out the disclosure in respect of the defined benefit plan.

Movement in obligation

	March 31,
	2023	2024
Present value of obligation at beginning of year	79,594	79,497
Interest cost	3,239	4,269
Current service cost	8,619	6,804
Remeasurement (gain)/loss on obligation
-economic assumptions	(3,694)	(211)
-demographic assumptions	(149)	4,581
-experience assumptions	14,439	1,874
Benefits paid	(22,551)	(19,938)
Present value of obligation at closing of year	79,497	76,876

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Movement in plan assets*

	March 31,
	2023	2024
Fair value of plan assets at beginning of the year	9,865	8,218
Employer contributions	-	-
Benefits paid	(2,273)	(3,170)
Return on plan assets (excluding amounts included in net interest expense)	538	583
Remeasurement (gain)/loss on plan assets	88	(206)
Fair value of plan assets at end of the year	8,218	5,427

*	plan assets represents investment made by the Company in LIC funds.

Unfunded liability

	March 31,
	2023	2024
Current	40,744	15,601
Non-current	30,533	55,848
Unfunded liability recognized in statement of financial position	71,277	71,449

Components of cost recognized in profit or loss

	March 31,
	2022	2023	2024
Current service cost	10,639	8,619	6,805
Net interest cost	3,239	2,702	3,685
	13,878	11,321	10,490

Amount recognised in other comprehensive income

	March 31,
	2022	2023	2024
Remeasurement loss on obligation*	321	10,508	6,449

*	Refer to Note 31 for the movement during the year.

The principal actuarial assumptions used for estimating the group’s defined benefit obligations are set out below:

	March 31,
	2023	2024
Discount rate	7.10%	7.19%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	1.78 - 5.45	3.46-3.63
Retirement age (years)	58	65
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	31%	30%
From 31 to 44 years	61%	29%
Above 44 years	8%	23%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2023	2024
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	1,032	(1,152)
b) Impact due to decrease of 0.50%	(1,069)	1,191

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,083)	1,255
b) Impact due to decrease of 0.50%	1,059	(1,231)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. These analysis are based on a change in a significant assumption, keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

The following payments are expected contributions to the defined benefit plan in future years:

	March 31,
	2023	2024
Year 1	38,753	21,029
Year 2	13,545	15,962
Year 3	6,942	12,549
Year 4	5,042	10,899
Year 5	4,867	8,589
Year 6-10	18,198	21,709
Above 10	-	8,366
Total expected payments	87,347	99,104

CODE ON SOCIAL SECURITY, 2020

The Code on Social Security, 2020 (‘Code’) relating to employee benefits during employment and post-employment benefits received Presidential assent in September 2020. The Code has been published in the Gazette of India. However, the date on which the Code will come into effect has not been notified and the final rules/interpretation have not yet been issued. The Company will assess the impact of the Code when it comes into effect and will record any related impact in the period the Code becomes effective.